Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Disaggregation Of Revenues

	Three Months Ended March 31,
	2020	2019
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$496	$499
Transmission base revenues (TCOS revenues):
Billed to third-party wholesale customers	196	143
Billed to REPs serving Oncor distribution customers, through TCRF	109	85
Total transmission base revenues	305	228
Other miscellaneous revenues	16	17
Total revenues contributing to earnings	817	744

Revenues collected for pass-through expenses:
TCRF - third-party wholesale transmission service	245	260
EECRF and other regulatory charges	10	12
Revenues collected for pass-through expenses	255	272

Total operating revenues	$1,072	$1,016

	Year Ended December 31,
	2019	2018
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,143	$2,139
Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	681	548
Billed to REPs serving Oncor distribution customers, through TCRF	391	310
Total transmission base revenues	1,072	858
Other miscellaneous revenues	77	71
Total revenues contributing to earnings	3,292	3,068

Revenues collected for pass-through expenses:
TCRF - third-party wholesale transmission service	1,005	962
EECRF and other regulatory charges	50	71
Revenues collected for pass-through expenses	1,055	1,033

Total operating revenues	$4,347	$4,101